Subsequent Events (Details Narrative) - Novopelle Diamond, LLC [Member] - USD ($)	Jun. 24, 2019	Apr. 12, 2019
Number of common stock issued		18,000,000
Membership interests percentage		100.00%
Exclusive License Agreement [Member] | Novo MedSpa Addison Corp [Member]
Number of common stock issued	250,000
One-time cash payment amount	$ 40,000